Investment Securities (Details 2) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Total, Fair Value	$ 192,918,109	$ 182,342,459
Available for sale Securities [Member]
Due In One Year Or Less, Amortized Cost	1,976,000
Due From One To Five Years, Amortized Cost	58,875,224
Due From Five To Ten Years, Amortized Cost	8,631,626
Due After Ten Years, Amortized Cost	14,403,957
Agency Mbs, Amortized Cost	135,193,097
Total, Amortized Cost	219,079,904
Due In One Year Or Less, Fair Value	1,966,767
Due From One To Five Years, Fair Value	54,736,949
Due From Five To Ten Years, Fair Value	7,591,761
Due After Ten Years, Fair Value	13,391,033
Agency Mbs, Fair Value	115,231,599
Total, Fair Value	$ 192,918,109